Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Corporate Information And Statement Of IFRS Compliance [Abstract]
Schedule of estimated useful lives of intangible assets
The estimated useful lives of the company's intangible assets are as follows:

Customer and broker relationships	8 to 20 years
Brand names and Lloyd's participation rights	Indefinite
Computer software	3 to 15 years

Disclosure of initial application of standards or interpretations
Presented in the table below are details of the lease commitments and obligations included in the company’s consolidated financial statements for the year ended December 31, 2018, compared to the lease liabilities, right-of-use assets and finance lease receivables recognized on initial application of IFRS 16 at January 1, 2019:

	Insurance and reinsurance companies	Non-insurance companies	Total

Operating lease commitments at December 31, 2018	540.2	1,103.5	1,643.7
Adjustments for:
Short-term and low value leases	(2.0)	(20.7)	(22.7)
Extension and termination options	32.3	106.5	138.8
Lease commitments to be recognized under IFRS 16	570.5	1,189.3	1,759.8
Incremental borrowing rate (weighted average)	4.2%	5.1%	4.8%

Present value of lease commitments recognized under IFRS 16	454.4	992.4	1,446.8
Finance lease obligations at December 31, 2018 and other	1.1	50.1	51.2
Lease liabilities at January 1, 2019	455.5	1,042.5	1,498.0

Right-of-use assets at January 1, 2019	418.9	632.5	1,051.4

Finance lease receivables at January 1, 2019	5.6	363.4	369.0

Disclosure of reclassifications or changes in presentation

December 31, 2018
Insurance contract payables
Amounts previously included in accounts payable and accrued liabilities:
Payable to reinsurers	576.4
Ceded deferred premium acquisition costs	254.8
Amounts payable to agents and brokers	93.8
Accrued commissions	87.3
Accrued premium taxes	74.6
Other insurance contract payables	241.9
1,328.8
Funds withheld and other payables to reinsurers (previously presented separately on the consolidated balance sheet)	674.3
Insurance contract payables as presented on the consolidated balance sheet	2,003.1

Accounts payable and accrued liabilities
Accounts payable and accrued liabilities as previously presented on the consolidated balance sheet	4,268.7
Amounts reclassified to insurance contract payables	(1,328.8)
Income taxes payable (previously presented separately on the consolidated balance sheet)	80.1
Accounts payable and accrued liabilities as presented on the consolidated balance sheet	3,020.0